Bank Loans	6 Months Ended
Sep. 30, 2019
Brokers and Dealers [Abstract]
Bank loans

Note 11 – Bank loans

	September 30,	March 31,
	2019	2019
	(unaudited)
Car loan – current portion	$43,491	$27,817

	September 30,	March 31,
	2019	2019
	(unaudited)
Car loan – non-current	$55,052	$41,706

Original car loan of $69,953 at 12% annual interest rate was made from October 1, 2018 to September 30, 2021. A new car loan of $47,568 at 9.54% annual interest rate was made from July 1, 2019, to June 30, 2022. Both cars were pledged as collateral for loans until full settlement.